Pensions and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 8.7	$ 8.8	$ 8.1
Interest cost	21.8	23.9	26.2
Expected return on plan assets	(25.4)	(25.3)	(27.0)
Amortization of prior service cost (credit)	1.2	1.0	1.1
Amortization of net actuarial loss	13.2	13.1	9.4
Curtailment loss (gain)	0	0	1.1
Settlement loss	0	6.7	1.1
Termination benefit cost	0	0	1.8
Net periodic benefit cost	19.5	28.2	21.8
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2.3	2.5	2.3
Interest cost	2.3	3.0	3.1
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(1.1)	(0.4)	(0.4)
Amortization of net actuarial loss	0	0	0
Curtailment loss (gain)	0	0	(0.1)
Settlement loss	0	0	0
Termination benefit cost	0	0	2.0
Net periodic benefit cost	$ 3.5	$ 5.1	$ 6.9